Derivatives and Hedging (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014
Derivative instruments gains or losses (before tax)
Gains or losses excluded from the assessment of cash flow hedge effectiveness	$ 0	$ 0
Gains or losses excluded from the assessment of fair value hedge effectiveness	0	0
Gains or losses resulting from the discontinuance of cash flow hedges	0	0
Gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge	0	0
Derivatives not designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	(269)	(2,083)
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	3,409	(16,701)
Cash Flow Hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	(12,369)	(10,925)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	(6,127)	193
Fair Value Hedges | Derivatives designated as hedges | Commodity contracts | Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	(4,297)	(21,608)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	$ 2,547	$ 322